May 01, 2025
Royce Dividend Value Fund
Royce Dividend Value Fund
Principal Investment Strategy

Principal Investment Strategy
Effective July 1, 2025, all language under this heading is deleted in its entirety and replaced with the following:

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of smid-cap companies that pay dividends and/or return capital to shareholders through other methods that Royce believes are trading below its estimate of their current worth. Smid-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2500® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments, and/or other methods of returning capital to shareholders such as issuer share repurchases, are often a positive signal that may indicate attractive attributes, including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in companies that pay regular dividends and/or return capital to shareholders. Royce favors companies that fall into one of three investment themes: “Compounder” companies possess what Royce believes are outstanding business models, strong financial characteristics, and above-average growth potential. “Quality Value” companies have attractive profit margins, strong free cash flows, high returns on invested capital, and low leverage that also trade at what Royce believes are attractive valuations. “Special Situations” are companies that may have complex business models and/or require a catalyst for growth, such as spin offs, turnarounds, and/or unrecognized asset values.

The Fund invests at least 80% of its net assets in equity securities of smid-cap companies, under normal circumstances. In addition, the Fund normally invests at least 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders. Under normal circumstances, the Fund also invests at least 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases). Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

Primary Risks for Fund Investors
Effective July 1, 2025, the first sentence of the second paragraph under this heading is deleted in its entirety and replaced with the following:

The prices of equity securities of smid-cap companies are generally more volatile than those of larger-cap securities.

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2025

Royce Dividend Value Fund
(to be renamed Royce Smid-Cap Total Return Fund effective July 1, 2025)

The Board of Trustees of The Royce Fund (the “Board”) has approved name and related investment policy changes for Royce Dividend Value Fund as described below. All such changes shall become effective as of July 1, 2025.

The operations of the Fund will not change except as contemplated below.

Royce Dividend Value Fund
Royce Dividend Value Fund will be renamed Royce Smid-Cap Total Return Fund.